Organization and Nature of Operations (Shareholder Changes) (Narrative) (Details) (USD $)	Dec. 31, 2014	Jan. 27, 2014	Dec. 31, 2013	Nov. 26, 2014	May 16, 2014	Sep. 01, 2014
Shareholder Changes [Line Items]
Ordinary shares, shares sold	537,832,318
ADS [Member] | Investor [Member]
Shareholder Changes [Line Items]
Share price in going-private transaction		$ 6.90
Ordinary Shares [Member] | Investor [Member]
Shareholder Changes [Line Items]
Share price in going-private transaction		$ 3.45
Class B Ordinary Shares [Member]
Shareholder Changes [Line Items]
Ordinary shares, shares sold	97,518,374		409,087,000
Class B Ordinary Shares [Member] | Zhongrong Shengda Investment Holdings (Hong Kong) Company Limited [Member]
Shareholder Changes [Line Items]
Ordinary shares, shares sold				48,759,187
Class B Ordinary Shares [Member] | Yili [Member]
Shareholder Changes [Line Items]
Ordinary shares, shares sold				48,759,187
Class A Ordinary Shares [Member]
Shareholder Changes [Line Items]
Ordinary shares, shares sold	440,313,944		127,521,446
Class A Ordinary Shares [Member] | Primavera [Member]
Shareholder Changes [Line Items]
Ordinary shares, shares sold		28,959,276
Class A Ordinary Shares [Member] | Perfect World [Member]
Shareholder Changes [Line Items]
Ordinary shares, shares sold					30,326,005
Class A Ordinary Shares [Member] | Orient Finance [Member]
Shareholder Changes [Line Items]
Ordinary shares, shares sold						123,552,669
Class A Ordinary Shares [Member] | Haitong [Member]
Shareholder Changes [Line Items]
Ordinary shares, shares sold						107,438,129
Class A Ordinary Shares [Member] | Ningxia [Member]
Shareholder Changes [Line Items]
Ordinary shares, shares sold						80,577,828